Stock-Based Compensation - Summary of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Minimum		75.00%
Expected volatility, Maximum		82.00%
Expected volatility	88.00%
Risk-free interest rate, Minimum	0.60%	0.27%
Risk-free interest rate, Maximum	1.20%	1.51%
Expected dividend	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 7 months 13 days	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	10 years	10 years